Share based compensation	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
Note 5 - Share based compensation

A.	On January 30, 2017, the Company granted, in the aggregate, 119,925 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:

(1)
The exercise price for the options (per ordinary share) was US$ 39.62 and the Option expiration date was the earlier to occur of: (a) January 30, 2025; and (b) the closing price of the shares falling below US$ 19.81 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

(2)	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.35%
Expected dividend yield	2.42%
Average expected volatility (b)	43.71%
Termination rate	9%
Suboptimal factor (c)	3.28

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

B.	On January 30, 2017, the Company granted, in the aggregate, 78,000 RSUs to certain of its directors and employees under the 2013 Plan. In relation to those grants:

(1)	50% of the RSUs vest on the second anniversary of the date of the grant and the additional 50% of the RSUs vest on the third anniversary of the date of the grant.

(2)	The fair value of RSUs is estimated based on the market value of the Company's stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting.

(3)	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

Expected dividend yield	2.68%
Termination rate	1.74%

C.
Compensation expenses incurred during the six and three month periods ended June 30, 2017 in relation to the above grants were approximately US$ 695 thousand and US$ 275 thousand respectively. As at June 30, 2017, there were approximately US$ 3,091 thousand of unrecognized compensation costs related to these grants to be recognized over a weighted average period of 1.94 years.